Amplify Thematic All-Stars ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Communication Services - 10.8%
Alphabet, Inc. - Class A (a)	31	$83,530
Baidu, Inc. - Class A (a)	1,101	22,413
Bilibili, Inc. - Class Z (a)	70	5,994
Facebook, Inc. - Class A (a)	76	27,079
Iridium Communications, Inc. (a)	200	8,446
NetEase, Inc.	365	7,304
Netflix, Inc. (a)	36	18,632
Nintendo Co. Ltd.	10	5,139
Roku, Inc. (a)	58	24,842
Sea Ltd. - ADR (a)	79	21,817
Snap, Inc. - Class A (a)	235	17,489
Spotify Technology SA (a)	109	24,925
Tencent Holdings Ltd.	540	33,284
Twitter, Inc. (a)	421	29,365
Zillow Group, Inc. - Class C (a)	126	13,389
		343,648
Consumer Discretionary - 13.2%
2U, Inc. (a)	260	11,284
Alibaba Group Holding Ltd. (a)	1,470	35,751
Amazon.com, Inc. (a)	25	83,190
Aptiv PLC (a)	50	8,343
BYD Co. Ltd. - Class H	401	12,333
DraftKings, Inc. - Class A (a)	116	5,626
eBay, Inc.	81	5,525
Etsy, Inc. (a)	40	7,340
JD.com, Inc. - Class A (a)	620	22,068
MercadoLibre, Inc. (a)	7	10,981
NIO, Inc. - ADR (a)	686	30,650
Overstock.com, Inc. (a)	65	4,527
Peloton Interactive, Inc. - Class A (a)	61	7,201
Tesla, Inc. (a)	235	161,492
XPeng, Inc. - ADR (a)	346	14,023
		420,334
Energy - 0.2%
Renewable Energy Group, Inc. (a)	101	6,186
Financials - 0.5%
Coinbase Global, Inc. - Class A (a)	65	15,378
Health Care - 5.3%
Agilent Technologies, Inc.	45	6,895
CRISPR Therapeutics AG (a)	95	11,497
Danaher Corp.	50	14,874
Dexcom, Inc. (a)	16	8,248
Exact Sciences Corp. (a)	65	7,010
Fate Therapeutics, Inc. (a)	90	7,452
Illumina, Inc. (a)	19	9,419
Intellia Therapeutics, Inc. (a)	86	12,199
Intuitive Surgical, Inc. (a)	25	24,787
Invitae Corp. (a)	326	9,125
Regeneron Pharmaceuticals, Inc. (a)	15	8,619
Teladoc Health, Inc. (a)	320	47,504
		167,629
Industrials - 7.4%
ABB Ltd.	646	23,615
AeroVironment, Inc. (a)	96	9,706
Array Technologies, Inc. (a)	420	5,687
Ballard Power Systems, Inc. (a)	906	14,660
Bloom Energy Corp. - Class A (a)	356	7,761
Booz Allen Hamilton Holding Corp.	86	7,380
Evoqua Water Technologies Corp. (a)	175	5,777
FANUC Corp.	35	7,775
FuelCell Energy, Inc. (a)	691	4,374
Lockheed Martin Corp.	15	5,575
Pentair PLC	130	9,577
Plug Power, Inc. (a)	1,220	33,282
Roper Technologies, Inc.	15	7,370
Science Applications International Corp.	65	5,674
Shoals Technologies Group, Inc. - Class A (a)	290	8,436
Siemens Gamesa Renewable Energy SA (a)	190	5,295
Sunrun, Inc. (a)	715	37,873
TPI Composites, Inc. (a)	161	6,301
Vestas Wind Systems (a)	445	16,401
Xylem, Inc.	101	12,711
		235,230
Information Technology - 56.6%
3D Systems Corp. (a)	231	6,362
Accenture PLC - Class A	45	14,296
Adobe, Inc. (a)	22	13,676
Advanced Micro Devices, Inc. (a)	401	42,582
Adyen NV (a) (b)	6	16,289
Akamai Technologies, Inc. (a)	285	34,177
Ambarella, Inc. (a)	70	6,894
Analog Devices, Inc.	76	12,724
Apple, Inc.	126	18,378
Arista Networks, Inc. (a)	25	9,510
Atlassian Corp. PLC - Class A (a)	28	9,103
Box, Inc. (a)	225	5,382
Brooks Automation, Inc.	96	8,545
Canadian Solar, Inc. (a)	256	10,304
Check Point Software Technologies Ltd. (a)	106	13,473
Cisco Systems, Inc.	921	50,996
Cloudflare, Inc. - Class A (a)	241	28,590
Coupa Software, Inc. (a)	25	5,425
Crowdstrike Holdings, Inc. - Class A (a)	204	51,736
CyberArk Software Ltd. (a)	95	13,493
Daqo New Energy Corp. - ADR (a)	170	10,072
DocuSign, Inc. (a)	83	24,737
Dropbox, Inc. - Class A (a)	395	12,439
Enphase Energy, Inc. (a)	404	76,598
Everbridge, Inc. (a)	61	8,614
F5 Networks, Inc. (a)	46	9,499
FireEye, Inc. (a)	675	13,635
First Solar, Inc. (a)	496	42,676
Fortinet, Inc. (a)	90	24,502
Hewlett Packard Enterprise Co.	531	7,699
HubSpot, Inc. (a)	10	5,960
Infineon Technologies AG	155	5,906
Intel Corp.	325	17,459
International Business Machines Corp.	130	18,325
Intuit, Inc.	15	7,950
Itron, Inc. (a)	201	19,823
JinkoSolar Holding Co. Ltd. - ADR (a)	165	8,892
Juniper Networks, Inc.	451	12,691
Mastercard, Inc. - Class A	16	6,175
Microsoft Corp.	196	55,842
MicroStrategy, Inc. (a)	15	9,390
Mimecast Ltd. (a)	260	14,443
MongoDB, Inc. (a)	20	7,178
NVIDIA Corp.	690	134,543
NXP Semiconductors NV	101	20,845
Okta, Inc. (a)	170	42,124
ON Semiconductor Corp. (a)	246	9,609
Oracle Corp.	140	12,200
Palantir Technologies, Inc. - Class A (a)	281	6,101
Palo Alto Networks, Inc. (a)	73	29,131
PayPal Holdings, Inc. (a)	189	52,075
Proofpoint, Inc. (a)	155	27,072
QUALCOMM, Inc.	165	24,717
Qualys, Inc. (a)	175	17,773
Rapid7, Inc. (a)	110	12,512
Sailpoint Technologies Holdings, Inc. (a)	126	6,299
salesforce.com, Inc. (a)	84	20,322
ServiceNow, Inc. (a)	26	15,285
Shopify, Inc. - Class A (a)	35	52,498
Skyworks Solutions, Inc.	31	5,720
SolarEdge Technologies, Inc. (a)	209	54,231
Splunk, Inc. (a)	190	26,976
Square, Inc. - Class A (a)	393	97,173
STMicroelectronics NV	170	6,963
Stratasys Ltd. (a)	216	4,264
SunPower Corp. (a)	471	11,667
Tenable Holdings, Inc. (a)	316	13,525
Teradyne, Inc.	70	8,890
Trend Micro, Inc.	125	6,481
Trimble, Inc. (a)	221	18,896
Twilio, Inc. - Class A (a)	141	52,676
UiPath, Inc. - Class A (a)	101	6,319
Unity Software, Inc. (a)	200	21,424
Universal Display Corp.	26	6,097
Varonis Systems, Inc. (a)	260	15,912
Visa, Inc. - Class A	30	7,392
VMware, Inc. - Class A (a)	165	25,367
Workday, Inc. - Class A (a)	36	8,438
Xilinx, Inc.	50	7,492
Xinyi Solar Holdings Ltd.	7,021	14,094
Zoom Video Communications, Inc. - Class A (a)	115	43,482
Zscaler, Inc. (a)	275	64,875
		1,803,900
Materials - 1.9%
Albemarle Corp.	150	30,906
Ecolab, Inc.	46	10,158
Ganfeng Lithium Co. Ltd. - Class H (b)	561	12,034
Livent Corp. (a)	415	8,097
		61,195
Real Estate - 1.8%
American Tower Corp. (c)	21	5,939
CoreSite Realty Corp. (c)	45	6,219
Crown Castle International Corp. (c)	35	6,758
CyrusOne, Inc. (c)	85	6,058
Digital Realty Trust, Inc. (c)	80	12,333
Equinix, Inc. (c)	25	20,510
		57,817
Utilities - 2.0%
American Water Works Co., Inc.	70	11,908
Atlantica Sustainable Infrastructure PLC	195	7,753
Essential Utilities, Inc.	125	6,140
NextEra Energy, Inc.	95	7,400
Ormat Technologies, Inc.	140	9,764
Orsted AS (b)	60	8,909
Sunnova Energy International, Inc. (a)	340	12,954
		64,828
Total Common Stocks (Cost $3,150,184)		3,176,145

PREFERRED STOCKS - 0.2%
Materials - 0.2%
Sociedad Quimica y Minera de Chile SA - Class B	151	7,213
Total Preferred Stocks (Cost $7,203)		7,213

MONEY MARKET FUNDS - 0.7%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (d)	23,325	23,325
Total Money Market Funds (Cost $23,325)		23,325
Total Investments - 100.6%
(Cost $3,180,712)		$3,206,683

Percentages are based on Net Assets of $3,186,805.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2021 the value of these securities amounted to $37,232 or 1.2% of net assets.

(c)	Real Estate Investment Trust.
(d)	Seven-day yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$3,176,145
Preferred Stocks	7,213
Money Market Funds	23,325
Total Level 1	3,206,683
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$3,206,683

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund.